GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.3%
Australia – 8.3%
51,915 ANZ Group Holdings Ltd.
(Banks) $ 1,091,042
3,593 Aristocrat Leisure Ltd.
(Consumer Services) 145,066
38,683 BHP Group Ltd. (Materials) 1,200,959
15,008 Commonwealth Bank of
Australia (Banks) 1,399,884
27,005 Computershare Ltd.
(Commercial & Professional
Services) 470,775
36,572 Fortescue Ltd. (Materials) 515,833
83,816 Glencore PLC (Materials)* 479,985
9,568 Insurance Australia Group Ltd.
(Insurance) 48,625
5,138 JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 282,779
51,845 National Australia Bank Ltd.
(Banks) 1,342,283
56,680 Northern Star Resources Ltd.
(Materials) 620,887
1,111 Pro Medicus Ltd. (Health Care
Equipment & Services) 136,747
58,200 Scentre Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 146,309
19,954 Suncorp Group Ltd. (Insurance) 249,171
122,773 Telstra Group Ltd.
(Telecommunication Services) 328,606
32,090 Westpac Banking Corp. (Banks) 701,247
9,160,198
Austria – 0.4%
5,898 BAWAG Group AG (Banks)*
(a)
456,959
Belgium – 0.1%
2,366 KBC Ancora (Banks) 127,898
China – 1.2%
22,710 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 992,479
185,700 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 354,427
1,346,906
Denmark – 3.9%
2,399 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 581,599
26,861 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 3,186,024
1,545 Pandora A/S (Consumer
Durables & Apparel) 254,644
2,191 Scandinavian Tobacco Group
A/S (Food, Beverage &
Tobacco)
(a)
33,634
254 Sydbank AS (Banks) 12,502
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
11,789 Vestas Wind Systems A/S
(Capital Goods)* $ 259,402
4,327,805
Finland – 0.1%
21,229 Nokia OYJ (Technology
Hardware & Equipment) 92,689
France – 9.8%
8,035 Air Liquide SA (Materials) 1,551,642
6,803 Bouygues SA (Capital Goods) 227,704
976 Capgemini SE (Software &
Services) 210,719
3,015 Cie de Saint-Gobain SA
(Capital Goods) 274,976
11,772 Danone SA (Food, Beverage &
Tobacco) 857,467
1,961 Dassault Aviation SA (Capital
Goods) 404,924
9,728 Dassault Systemes (Software &
Services) 386,404
6,278 Eiffage SA (Capital Goods) 606,240
4,044 EssilorLuxottica SA (Health
Care Equipment & Services) 958,123
2,799 Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 322,276
169 Hermes International SCA
(Consumer Durables & Apparel) 416,138
5,604 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 183,621
979 La Francaise des Jeux SAEM
(Consumer Services)
(a)
40,285
9,553 Legrand SA (Capital Goods) 1,100,562
293 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 224,695
2,330 Publicis Groupe SA (Media &
Entertainment) 254,987
2,657 Rexel SA (Capital Goods) 77,018
5,931 Safran SA (Capital Goods) 1,395,701
6,101 SCOR SE (Insurance) 136,480
1,200 Thales SA (Capital Goods) 190,718
9,785 Valeo SE (Automobiles &
Components) 118,398
27,392 Veolia Environnement SA
(Utilities) 901,835
10,840,913
Georgia – 0.1%
1,499 TBC Bank Group PLC (Banks) 53,108
Germany – 11.6%
3,639 Allianz SE (Insurance) 1,196,938
614 Atoss Software SE (Software &
Services) 88,877
15,091 BASF SE (Materials) 799,867
3,401 Continental AG (Automobiles &
Components) 220,398

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
10,306 Deutsche Bank AG (Financial
Services) $ 178,414
354 Deutsche Post AG
(Transportation) 15,791
6,992 Fresenius Medical Care AG
(Health Care Equipment &
Services) 297,102
16,998 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services)* 648,486
9,023 FUCHS SE (Materials) 338,963
8,558 GEA Group AG (Capital
Goods) 419,741
2,778 Hannover Rueck SE (Insurance) 793,007
7,881 Henkel AG & Co. KGaA
(Household & Personal
Products) 669,982
549 Hornbach Holding AG & Co.
KGaA (Consumer Discretionary
Distribution & Retail) 53,986
5,652 Knorr-Bremse AG (Capital
Goods) 503,621
2,014 MTU Aero Engines AG (Capital
Goods) 629,432
1,848 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 1,018,331
1,915 Nemetschek SE (Software &
Services) 199,045
10,333 SAP SE (Software & Services) 2,363,496
441 Scout24 SE (Media &
Entertainment)
(a)
37,969
6,616 Siemens AG (Capital Goods) 1,338,470
12,058 Siemens Energy AG (Capital
Goods)* 445,180
984 Talanx AG (Insurance) 82,946
9,871 TeamViewer SE (Software &
Services)*
(a)
126,028
7,538 Zalando SE (Consumer
Discretionary Distribution &
Retail)*
(a)
249,146
12,715,216
Hong Kong – 2.5%
146,200 AIA Group Ltd. (Insurance) 1,276,744
56,500 Johnson Electric Holdings Ltd.
(Automobiles & Components) 82,831
5,000 Power Assets Holdings Ltd.
(Utilities) 31,872
12,072 Prudential PLC (Insurance) 111,995
22,500 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 243,784
55,000 Swire Pacific Ltd., Class A
(Capital Goods) 469,003
225,000 Swire Pacific Ltd., Class B
(Capital Goods) 302,831
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
328,500 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
$ 258,726
2,777,786
Italy – 1.8%
2,595 Azimut Holding SpA (Financial
Services) 67,115
64,697 Banca Mediolanum SpA
(Financial Services) 817,210
82,441 Banco BPM SpA (Banks) 557,009
6,622 BPER Banca SpA (Banks) 37,310
246 Prysmian SpA (Capital Goods) 17,899
28,439 RAI Way SpA
(Telecommunication Services)
(a)
168,731
7,483 UniCredit SpA (Banks) 328,516
1,993,790
Japan – 21.8%
3,200 Alfresa Holdings Corp. (Health
Care Equipment & Services) 50,618
2,300 Arcs Co. Ltd. (Consumer
Staples Distribution & Retail) 41,227
16,200 Asahi Kasei Corp. (Materials) 122,819
2,600 Brother Industries Ltd.
(Technology Hardware &
Equipment) 50,992
15,700 Central Japan Railway Co.
(Transportation) 362,514
3,100 Chubu Electric Power Co., Inc.
(Utilities) 36,432
7,400 CMK Corp. (Technology
Hardware & Equipment) 21,148
2,400 Coca-Cola Bottlers Japan
Holdings, Inc. (Food, Beverage
& Tobacco) 33,347
1,200 Daiichi Jitsugyo Co. Ltd.
(Capital Goods) 19,481
14,800 Dai-ichi Life Holdings, Inc.
(Insurance) 384,021
13,000 Daiichi Sankyo Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 429,421
1,500 Dainichiseika Color &
Chemicals Manufacturing Co.
Ltd. (Materials) 31,531
24,500 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 771,162
66,600 Daiwa Securities Group, Inc.
(Financial Services) 472,372
18,200 DIC Corp. (Materials) 412,555
3,600 Enomoto Co. Ltd. (Technology
Hardware & Equipment) 34,838
7,800 Feed One Co. Ltd. (Food,
Beverage & Tobacco) 48,387
7,800 Food & Life Cos. Ltd.
(Consumer Services) 156,729
1,300 Foster Electric Co. Ltd.
(Consumer Durables & Apparel) 16,690

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
25,600 Fujikura Kasei Co. Ltd.
(Materials) $ 83,270
13,900 Hitachi Ltd. (Capital Goods) 368,591
4,900 Hokuhoku Financial Group, Inc.
(Banks) 53,897
11,400 Hokuriku Electric Power Co.
(Utilities) 73,381
47,200 Honda Motor Co. Ltd.
(Automobiles & Components) 503,923
31,700 Hulic Co. Ltd. (Real Estate
Management & Development) 322,690
2,200 Ines Corp. (Software &
Services) 25,125
10,400 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 113,165
4,200 Japan Aviation Electronics
Industry Ltd. (Technology
Hardware & Equipment) 74,980
43,500 Japan Post Bank Co. Ltd.
(Banks) 408,346
22,400 Japan Post Holdings Co. Ltd.
(Insurance) 214,797
5,600 Kagome Co. Ltd. (Food,
Beverage & Tobacco) 125,484
2,000 Kaken Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 53,492
3,200 Kawasaki Heavy Industries Ltd.
(Capital Goods) 131,165
6,300 KDDI Corp.
(Telecommunication Services) 201,836
1,300 Keio Corp. (Transportation) 31,019
2,100 Kewpie Corp. (Food, Beverage
& Tobacco) 52,459
19,400 Kikkoman Corp. (Food,
Beverage & Tobacco) 220,705
3,100 Kimura Unity Co. Ltd.
(Commercial & Professional
Services) 31,326
5,900 Kirin Holdings Co. Ltd. (Food,
Beverage & Tobacco) 89,915
200 Lasertec Corp. (Semiconductors
& Semiconductor Equipment) 33,345
1,600 Life Corp. (Consumer Staples
Distribution & Retail) 40,590
16,700 Lintec Corp. (Materials) 386,210
10,000 Marusan Securities Co. Ltd.
(Financial Services) 64,503
1,000 Maxell Ltd. (Technology
Hardware & Equipment) 12,902
11,900 Mito Securities Co. Ltd.
(Financial Services) 39,084
53,000 Mitsubishi Electric Corp.
(Capital Goods) 859,710
11,400 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) 180,055
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
13,200 Mitsubishi HC Capital, Inc.
(Financial Services) $ 93,748
33,100 Mitsubishi UFJ Financial
Group, Inc. (Banks) 339,891
16,000 Mitsui OSK Lines Ltd.
(Transportation) 553,930
16,900 Mizuho Financial Group, Inc.
(Banks) 349,337
16,800 Modec, Inc. (Energy) 403,276
36,400 MS&AD Insurance Group
Holdings, Inc. (Insurance) 855,552
900 NEC Networks & System
Integration Corp. (Software &
Services) 17,422
5,500 Nexon Co. Ltd. (Media &
Entertainment) 109,295
21,600 NGK Insulators Ltd. (Capital
Goods) 284,086
1,800 Nichimo Co. Ltd. (Food,
Beverage & Tobacco) 23,255
2,100 Nippon Carbide Industries Co.,
Inc. (Materials) 25,077
6,200 Nippon Kayaku Co. Ltd.
(Materials) 54,163
476,200 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 488,193
18,500 Nippon Yusen KK
(Transportation) 679,534
6,800 Nisshin Group Holdings Co.
Ltd. (Real Estate Management
& Development) 23,495
7,500 Nitto Denko Corp. (Materials) 126,212
68,700 Nomura Holdings, Inc.
(Financial Services) 358,544
15,600 Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 420,312
41,400 ORIX Corp. (Financial
Services) 968,713
3,800 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 215,837
10,700 PHC Holdings Corp. (Health
Care Equipment & Services)
(b)
79,176
15,700 Rakuten Group, Inc. (Consumer
Discretionary Distribution &
Retail)* 101,303
3,300 Sakata INX Corp. (Materials) 37,288
2,900 Sangetsu Corp. (Consumer
Durables & Apparel) 57,029
5,700 Sankyo Co. Ltd. (Consumer
Durables & Apparel) 84,012
1,200 Sanyo Chemical Industries Ltd.
(Materials) 34,854
2,100 Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 30,002

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
14,800 SBI Holdings, Inc. (Financial
Services) $ 342,509
4,000 Scroll Corp. (Consumer
Discretionary Distribution &
Retail) 27,010
1,000 Sekisui Chemical Co. Ltd.
(Consumer Durables & Apparel) 15,636
23,900 Sekisui House Ltd. (Consumer
Durables & Apparel) 663,600
1,300 Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 71,014
3,200 Shindengen Electric
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 52,462
42,900 Shionogi & Co. Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 614,937
4,700 Siix Corp. (Technology
Hardware & Equipment) 36,335
15,700 Sintokogio Ltd. (Capital Goods) 106,307
183,000 SoftBank Corp.
(Telecommunication Services) 238,923
4,400 SoftBank Group Corp.
(Telecommunication Services) 260,991
22,400 Sojitz Corp. (Capital Goods) 530,738
3,100 Solasto Corp. (Health Care
Equipment & Services) 12,060
4,600 Sompo Holdings, Inc.
(Insurance) 103,688
900 SPK Corp. (Consumer
Discretionary Distribution &
Retail) 12,208
8,200 SRA Holdings (Software &
Services) 245,057
2,400 Subaru Corp. (Automobiles &
Components) 42,459
42,300 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 686,854
2,100 Sumitomo Heavy Industries
Ltd. (Capital Goods) 50,814
8,700 Sumitomo Mitsui Financial
Group, Inc. (Banks) 185,890
15,700 Sumitomo Mitsui Trust
Holdings, Inc. (Banks) 375,779
2,900 Sumitomo Seika Chemicals Co.
Ltd. (Materials) 104,523
11,900 T&D Holdings, Inc. (Insurance) 209,807
53,600 Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 430,311
16,000 TDK Corp. (Technology
Hardware & Equipment) 204,389
5,200 Toho Holdings Co. Ltd. (Health
Care Equipment & Services) 165,268
91,800 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 311,971
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
9,800 Tokio Marine Holdings, Inc.
(Insurance) $ 361,370
2,000 Tokyo Century Corp. (Financial
Services) 22,529
3,900 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 695,509
20,400 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 141,936
4,400 TOPPAN Holdings, Inc.
(Commercial & Professional
Services) 130,954
2,400 Towa Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 50,711
900 Toyo Tire Corp. (Automobiles
& Components) 13,218
5,000 Toyota Motor Corp.
(Automobiles & Components) 89,870
10,500 Trend Micro, Inc. (Software &
Services) 623,441
7,200 USS Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 68,342
4,700 World Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 63,137
120,600 Yamada Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 378,142
2,000 Yamazaki Baking Co. Ltd.
(Food, Beverage & Tobacco) 39,629
4,200 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 107,624
23,993,737
Netherlands – 3.8%
18,605 ABN AMRO Bank NV
(Banks)
(a)
336,227
796 ASM International NV
(Semiconductors &
Semiconductor Equipment) 525,169
1,899 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 1,579,704
28,732 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 992,434
9,225 Wereldhave NV REIT (Equity
Real Estate Investment Trusts
(REITs)) 152,836
3,423 Wolters Kluwer NV
(Commercial & Professional
Services) 577,364
4,163,734

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – 0.4%
4,252 Kongsberg Gruppen ASA
(Capital Goods) $ 415,333
Singapore – 0.4%
127,800 Singapore Technologies
Engineering Ltd. (Capital
Goods) 461,581
South Africa – 0.3%
10,998 Anglo American PLC
(Materials) 357,498
Spain – 1.6%
10,108 Banco Bilbao Vizcaya
Argentaria SA (Banks) 109,189
64,606 Banco Santander SA (Banks) 331,033
22,163 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 1,312,637
1,752,859
Sweden – 3.6%
11,865 Alfa Laval AB (Capital Goods) 570,422
4,077 Ambea AB (Health Care
Equipment & Services)
(a)
36,082
21,511 Essity AB, Class B (Household
& Personal Products) 671,223
7,613 Evolution AB (Consumer
Services)
(a)
748,762
6,613 Fagerhult Group AB (Capital
Goods) 42,325
4,753 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary Distribution &
Retail) 80,951
1,571 Indutrade AB (Capital Goods) 48,890
19,004 Investor AB, Class B (Financial
Services) 585,631
38,859 SSAB AB, Class A (Materials) 203,469
53,663 SSAB AB, Class B (Materials) 274,764
7,911 Svenska Handelsbanken AB,
Class A (Banks) 81,261
19,916 Swedbank AB, Class A (Banks) 422,730
22,204 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 167,784
3,934,294
Switzerland – 5.7%
11,874 ABB Ltd. (Capital Goods) 688,878
1,067 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 677,101
20,171 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 2,322,537
3,572 Sika AG (Materials) 1,183,995
43,621 UBS Group AG (Financial
Services) 1,349,810
6,222,321
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – 10.4%
11,144 Associated British Foods PLC
(Food, Beverage & Tobacco) $ 348,280
23,630 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 1,841,013
6,647 Auto Trader Group PLC (Media
& Entertainment)
(a)
77,273
31,706 Aviva PLC (Insurance) 205,352
39,425 BAE Systems PLC (Capital
Goods) 654,537
11,316 Barclays PLC (Banks) 34,000
62,369 Barratt Developments PLC
(Consumer Durables & Apparel) 400,135
18,310 Beazley PLC (Insurance) 186,985
3,067 Bellway PLC (Consumer
Durables & Apparel) 127,687
1,391 Bloomsbury Publishing PLC
(Media & Entertainment) 12,607
130,289 BT Group PLC
(Telecommunication Services) 258,242
11,221 Central Asia Metals PLC
(Materials) 29,344
3,070 Dunelm Group PLC (Consumer
Discretionary Distribution &
Retail) 47,394
8,737 Entain PLC (Consumer
Services) 89,267
24,107 Galliford Try Holdings PLC
(Capital Goods) 99,268
9,455 Halfords Group PLC (Consumer
Discretionary Distribution &
Retail) 19,012
92,318 HSBC Holdings PLC (Banks) 828,187
32,339 Imperial Brands PLC (Food,
Beverage & Tobacco) 940,712
5,648 Investec PLC (Financial
Services) 42,987
50,339 J Sainsbury PLC (Consumer
Staples Distribution & Retail) 199,209
18,313 Lancashire Holdings Ltd.
(Insurance) 168,202
93,150 M&G PLC (Financial Services) 258,385
23,839 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 118,967
14,808 Mears Group PLC (Commercial
& Professional Services) 74,835
13,917 MONY Group PLC (Media &
Entertainment) 39,404
67,741 National Grid PLC (Utilities) 936,385
105,708 NatWest Group PLC (Banks) 489,360
1,439 Next PLC (Consumer
Discretionary Distribution &
Retail) 188,504
8,687 Persimmon PLC (Consumer
Durables & Apparel) 191,165
14,598 Polar Capital Holdings PLC
(Financial Services) 104,610

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
9,486 Rentokil Initial PLC
(Commercial & Professional
Services) $ 46,385
83,164 Rolls-Royce Holdings PLC
(Capital Goods)* 588,593
3,634 Smiths Group PLC (Capital
Goods) 81,667
9,122 SSE PLC (Utilities) 229,915
139,769 Taylor Wimpey PLC (Consumer
Durables & Apparel) 307,447
72,337 Tesco PLC (Consumer Staples
Distribution & Retail) 347,312
5,499 Vistry Group PLC (Consumer
Durables & Apparel)* 96,167
44,995 Vodafone Group PLC ADR
(Telecommunication Services) 450,850
34,086 Wickes Group PLC (Consumer
Discretionary Distribution &
Retail) 79,841
34,496 Zigup PLC (Transportation) 177,705
11,417,190
United States – 9.5%
21,245 BP PLC ADR (Energy) 666,881
2,123 Carnival PLC ADR (Consumer
Services)* 35,390
32,345 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,322,264
24,740 Nestle SA (Food, Beverage &
Tobacco) 2,486,183
7,709 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,467,013
2,324 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 267,584
6,672 Schneider Electric SE (Capital
Goods) 1,758,793
27,573 Shell PLC (Energy) 910,858
4,265 Swiss Re AG (Insurance) 590,188
10,505,154
TOTAL COMMON STOCKS
(Cost $91,950,504)
107,116,969
Shares Description Rate Value
a
Preferred Stock – 0.4%
Germany – 0.4%
5,193 Henkel AG
& Co. KGaA
(Household
& Personal
Products)
(Cost $398,024)
2.19% 488,142
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $92,348,528)
107,605,111
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
79,000 4.854% $ 79,000
(Cost $79,000)
TOTAL INVESTMENTS – 97.8%
(Cost $92,427,528)
$ 107,684,111
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.2%
2,407,162
NET ASSETS – 100.0%
$ 110,091,273
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 23.0%
Industrials 18.4
Health Care 15.2
Consumer Discretionary 9.7
Consumer Staples 8.4
Materials 8.3
Information Technology 7.4
Communication Services 2.8
Real Estate 2.7
Utilities 2.1
Energy 1.9
Securities Lending Reinvestment Vehicle 0.1
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At September 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 10 12/20/24 $ 559,915 $ 9,689
FTSE 100 Index 2 12/20/24 221,626 (2,648)
MSCI Singapore Index 1 10/29/24 26,718 (8)
SPI 200 Index 1 12/19/24 143,559 1,606
TOPIX Index 2 12/12/24 368,412 6,697
Total Futures Contracts
$ 15,336

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Aerospace & Defense – 1.8%
28,440 General Electric Co. $ 5,363,215
Air Freight & Logistics – 1.0%
22,504 United Parcel Service, Inc.,
Class B 3,068,195
Banks – 6.6%
133,347 Bank of America Corp. 5,291,209
71,630 Citigroup, Inc. 4,484,038
44,638 JPMorgan Chase & Co. 9,412,369
19,187,616
Beverages – 1.7%
68,028 Coca-Cola Co. (The) 4,888,492
Biotechnology – 2.3%
12,595 AbbVie, Inc. 2,487,261
12,121 Amgen, Inc. 3,905,507
5,176 BioMarin Pharmaceutical, Inc.* 363,821
6,756,589
Capital Markets – 6.1%
4,937 BlackRock, Inc. 4,687,731
12,121 Blackstone, Inc. 1,856,089
21,720 KKR & Co., Inc. 2,836,197
44,550 Morgan Stanley 4,643,892
52,020 Nasdaq, Inc. 3,797,980
17,821,889
Chemicals – 2.9%
9,422 Linde PLC 4,492,975
10,567 Sherwin-Williams Co. (The) 4,033,107
8,526,082
Commercial Services & Supplies – 0.8%
13,014 Waste Connections, Inc. 2,327,164
Construction Materials – 1.2%
6,684 Martin Marietta Materials, Inc. 3,597,663
Consumer Finance – 2.0%
21,649 American Express Co. 5,871,209
Consumer Staples Distribution & Retail – 1.8%
65,203 Walmart, Inc. 5,265,142
Containers & Packaging – 0.7%
31,053 Ball Corp. 2,108,809
Diversified Telecommunication Services – 1.8%
237,911 AT&T, Inc. 5,234,042
Electric Utilities – 2.8%
86,669 Exelon Corp. 3,514,428
54,290 NextEra Energy, Inc. 4,589,134
8,103,562
Electrical Equipment – 3.8%
14,872 Eaton Corp. PLC 4,929,176
24,355 GE Vernova, Inc.* 6,210,038
11,139,214
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – 4.7%
14,313 Berkshire Hathaway, Inc., Class
B* $ 6,587,702
49,794 Fidelity National Information
Services, Inc. 4,170,248
11,234 Visa, Inc., Class A 3,088,788
13,846,738
Food Products – 0.8%
68,513 Kraft Heinz Co. (The) 2,405,491
Ground Transportation – 1.8%
18,460 Old Dominion Freight Line, Inc. 3,666,895
3,439 Saia, Inc.* 1,503,737
5,170,632
Health Care Equipment & Supplies – 4.3%
29,259 Abbott Laboratories 3,335,818
5,818 Align Technology, Inc.* 1,479,634
58,682 Boston Scientific Corp.* 4,917,552
24,445 Cooper Cos., Inc. (The)* 2,697,261
12,430,265
Health Care Providers & Services – 2.9%
9,507 Humana, Inc. 3,011,247
9,495 UnitedHealth Group, Inc. 5,551,537
8,562,784
Household Durables – 0.7%
10,832 Lennar Corp., Class A 2,030,783
Household Products – 1.0%
28,313 Colgate-Palmolive Co. 2,939,173
Industrial Conglomerates – 3.2%
31,356 3M Co. 4,286,365
23,546 Honeywell International, Inc. 4,867,194
9,153,559
Industrial REITs – 1.3%
30,245 Prologis, Inc. REIT 3,819,339
Insurance – 2.2%
17,224 Allstate Corp. (The) 3,266,532
13,662 Marsh & McLennan Cos., Inc. 3,047,855
6,314,387
Interactive Media & Services – 1.9%
33,160 Alphabet, Inc., Class A 5,499,586
IT Services – 1.3%
10,411 Accenture PLC, Class A (Ireland) 3,680,080
Life Sciences Tools & Services – 3.0%
23,846 Danaher Corp. 6,629,665
3,662 Thermo Fisher Scientific, Inc. 2,265,203
8,894,868
Machinery – 3.2%
13,855 Caterpillar, Inc. 5,418,968
14,579 Illinois Tool Works, Inc. 3,820,718
9,239,686
Metals & Mining – 1.5%
90,255 Freeport-McMoRan, Inc. 4,505,530

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Multi-Utilities – 2.9%
54,320 Ameren Corp. $ 4,750,827
53,275 CMS Energy Corp. 3,762,813
8,513,640
Oil, Gas & Consumable Fuels – 6.2%
12,760 Cheniere Energy, Inc. 2,294,758
30,287 EOG Resources, Inc. 3,723,181
86,504 Exxon Mobil Corp. 10,139,999
14,882 Phillips 66 1,956,239
18,114,177
Personal Care Products – 1.6%
207,438 Kenvue, Inc. 4,798,041
Pharmaceuticals – 4.6%
46,052 AstraZeneca PLC ADR (United
Kingdom) 3,587,911
40,226 Johnson & Johnson 6,519,026
29,449 Merck & Co., Inc. 3,344,228
13,451,165
Residential REITs – 1.4%
18,140 AvalonBay Communities, Inc.
REIT 4,086,035
Semiconductors & Semiconductor Equipment – 4.0%
5,954 Enphase Energy, Inc.* 672,921
53,609 Marvell Technology, Inc. 3,866,281
25,764 Micron Technology, Inc. 2,671,985
21,490 Texas Instruments, Inc. 4,439,189
11,650,376
Software – 2.3%
48,116 Dynatrace, Inc.* 2,572,762
15,642 Salesforce, Inc. 4,281,372
6,854,134
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – 2.0%
9,441 American Tower Corp. REIT $ 2,195,599
20,000 Extra Space Storage, Inc. REIT 3,603,800
5,799,399
Specialty Retail – 1.8%
19,926 Lowe’s Cos., Inc. 5,396,957
Textiles, Apparel & Luxury Goods – 1.3%
43,039 NIKE, Inc., Class B 3,804,648
TOTAL COMMON STOCKS
(Cost $210,382,431)
290,220,356
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,928,353 4.854% 1,928,353
(Cost $1,928,353)
TOTAL INVESTMENTS – 99.9%
(Cost $212,310,784)
$ 292,148,709
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
166,092
NET ASSETS – 100.0%
$ 292,314,801
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.6%
Aerospace & Defense – 0.7%
2,568 Woodward, Inc. $ 440,438
Beverages – 1.0%
8,251 Coca-Cola Europacific Partners
PLC (United Kingdom) 649,766
Biotechnology – 4.2%
4,057 Alnylam Pharmaceuticals, Inc.* 1,115,796
6,037 BioMarin Pharmaceutical, Inc.* 424,341
5,731 Neurocrine Biosciences, Inc.* 660,326
41,365 Roivant Sciences Ltd.* 477,352
2,677,815
Building Products – 1.3%
2,186 Trane Technologies PLC 849,764
Capital Markets – 6.5%
8,572 Ares Management Corp., Class A 1,335,861
1,173 Coinbase Global, Inc., Class A* 208,993
2,752 MSCI, Inc. 1,604,223
5,160 Nasdaq, Inc. 376,732
4,635 Tradeweb Markets, Inc., Class A 573,210
4,099,019
Chemicals – 1.0%
7,236 Ashland, Inc. 629,315
Construction & Engineering – 1.0%
1,619 Comfort Systems USA, Inc. 631,977
Construction Materials – 1.6%
1,935 Martin Marietta Materials, Inc. 1,041,514
Consumer Staples Distribution & Retail – 1.5%
11,147 BJ's Wholesale Club Holdings,
Inc.* 919,405
Containers & Packaging – 1.2%
11,519 Ball Corp. 782,255
Electrical Equipment – 6.4%
3,574 AMETEK, Inc. 613,692
5,535 GE Vernova, Inc.* 1,411,314
1,829 Rockwell Automation, Inc. 491,013
15,228 Vertiv Holdings Co., Class A 1,515,034
4,031,053
Entertainment – 1.1%
6,215 Live Nation Entertainment, Inc.* 680,480
Financial Services – 2.6%
3,399 Corpay, Inc.* 1,063,071
6,738 Fidelity National Information
Services, Inc. 564,308
1,627,379
Ground Transportation – 3.2%
6,606 Old Dominion Freight Line, Inc. 1,312,216
1,640 Saia, Inc.* 717,106
2,029,322
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – 6.6%
3,459 Align Technology, Inc.* $ 879,693
6,384 Cooper Cos., Inc. (The)* 704,411
2,155 IDEXX Laboratories, Inc.* 1,088,749
6,443 Insulet Corp.* 1,499,608
4,172,461
Health Care Providers & Services – 2.3%
6,475 Cencora, Inc. 1,457,393
Health Care Technology – 1.3%
4,024 Veeva Systems, Inc., Class A* 844,517
Hotel & Resort REITs – 1.0%
5,699 Ryman Hospitality Properties,
Inc. REIT 611,161
Hotels, Restaurants & Leisure – 6.6%
5,201 Cava Group, Inc.* 644,144
2,636 Domino's Pizza, Inc. 1,133,849
4,163 DoorDash, Inc., Class A* 594,185
23,841 DraftKings, Inc., Class A* 934,567
5,102 Texas Roadhouse, Inc. 901,013
4,207,758
Independent Power and Renewable Electricity Producers – 2.5%
13,327 Vistra Corp. 1,579,783
Interactive Media & Services – 1.0%
60,899 Snap, Inc., Class A* 651,619
IT Services – 2.6%
10,016 Cloudflare, Inc., Class A* 810,194
3,221 MongoDB, Inc.* 870,797
1,680,991
Life Sciences Tools & Services – 2.7%
527 Mettler-Toledo International,
Inc.* 790,342
3,000 West Pharmaceutical Services,
Inc. 900,480
1,690,822
Machinery – 1.5%
7,511 Fortive Corp. 592,843
2,315 ITT, Inc. 346,116
938,959
Media – 2.7%
15,603 Trade Desk, Inc. (The), Class A* 1,710,869
Oil, Gas & Consumable Fuels – 4.2%
5,079 Cheniere Energy, Inc. 913,407
8,648 DT Midstream, Inc. 680,252
4,969 Hess Corp. 674,790
26,875 Permian Resources Corp. 365,769
2,634,218
Personal Care Products – 0.7%
4,066 elf Beauty, Inc.* 443,316
Professional Services – 1.3%
2,678 Equifax, Inc. 786,957
Real Estate Management & Development – 0.7%
6,082 CoStar Group, Inc.* 458,826

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.9%
5,346 Entegris, Inc. $ 601,585
12,898 Marvell Technology, Inc. 930,204
2,535 MKS Instruments, Inc. 275,580
1,807,369
Software – 17.8%
13,811 AppLovin Corp., Class A* 1,803,026
8,917 Datadog, Inc., Class A* 1,025,990
13,367 Dynatrace, Inc.* 714,734
839 Fair Isaac Corp.* 1,630,613
1,190 HubSpot, Inc.* 632,604
4,051 Manhattan Associates, Inc.* 1,139,870
1,356 Monday.com Ltd.* 376,656
29,294 Palantir Technologies, Inc., Class
A* 1,089,737
10,264 Samsara, Inc., Class A* 493,904
2,430 Tyler Technologies, Inc.* 1,418,440
6,328 Varonis Systems, Inc.* 357,532
3,498 Zscaler, Inc.* 597,948
11,281,054
Specialty Retail – 2.6%
8,229 Ross Stores, Inc. 1,238,547
976 Ulta Beauty, Inc.* 379,781
1,618,328
Technology Hardware, Storage & Peripherals – 0.3%
458 Super Micro Computer, Inc.* 190,711
Trading Companies & Distributors – 3.0%
15,735 Fastenal Co. 1,123,794
933 United Rentals, Inc. 755,478
1,879,272
TOTAL COMMON STOCKS
(Cost $48,107,901)
61,735,886
Shares Dividend Rate Value
aa
Investment Company – 2.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,497,093 4.854% 1,497,093
(Cost $1,497,093)
TOTAL INVESTMENTS – 100.0%
(Cost $49,604,994)
$ 63,232,979
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.0)%
(11,419)
NET ASSETS – 100.0%
$ 63,221,560
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.4%
Aerospace & Defense – 2.3%
23,554 L3Harris Technologies, Inc. $ 5,602,790
30,715 Woodward, Inc. 5,267,930
10,870,720
Banks – 5.1%
102,612 Citizens Financial Group, Inc. 4,214,275
55,452 East West Bancorp, Inc. 4,588,099
338,552 Huntington Bancshares, Inc. 4,976,714
32,770 M&T Bank Corp. 5,836,992
40,653 Pinnacle Financial Partners, Inc. 3,982,775
23,598,855
Beverages – 1.7%
60,242 Coca-Cola Europacific Partners
PLC (United Kingdom) 4,744,057
12,314 Constellation Brands, Inc., Class
A 3,173,195
7,917,252
Biotechnology – 1.5%
20,875 Biogen, Inc.* 4,046,410
246,883 Roivant Sciences Ltd.* 2,849,030
6,895,440
Capital Markets – 2.4%
82,902 Nasdaq, Inc. 6,052,675
40,341 Raymond James Financial, Inc. 4,940,159
10,992,834
Chemicals – 3.6%
76,382 Ashland, Inc. 6,642,943
28,151 Celanese Corp. 3,827,410
52,528 RPM International, Inc. 6,355,888
16,826,241
Construction & Engineering – 0.4%
4,718 Comfort Systems USA, Inc. 1,841,671
Construction Materials – 1.0%
8,808 Martin Marietta Materials, Inc. 4,740,906
Consumer Staples Distribution & Retail – 1.5%
40,538 BJ's Wholesale Club Holdings,
Inc.* 3,343,574
49,161 Performance Food Group Co.* 3,852,748
7,196,322
Containers & Packaging – 2.3%
20,797 Avery Dennison Corp. 4,591,146
88,970 Ball Corp. 6,041,952
10,633,098
Electric Utilities – 2.7%
95,223 Eversource Energy 6,479,925
12,974 NRG Energy, Inc. 1,181,931
257,757 PG&E Corp. 5,095,856
12,757,712
Electrical Equipment – 5.4%
45,543 AMETEK, Inc. 7,820,188
49,347 GE Vernova, Inc.* 12,582,498
17,241 Rockwell Automation, Inc. 4,628,519
25,031,205
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.9%
21,272 Keysight Technologies, Inc.* $ 3,380,759
14,854 Zebra Technologies Corp., Class
A* 5,500,733
8,881,492
Entertainment – 1.0%
32,146 Electronic Arts, Inc. 4,611,022
Financial Services – 3.1%
131,957 Fidelity National Information
Services, Inc. 11,051,399
43,367 Voya Financial, Inc. 3,435,534
14,486,933
Food Products – 1.0%
136,931 Kraft Heinz Co. (The) 4,807,647
Ground Transportation – 1.1%
12,888 Old Dominion Freight Line, Inc. 2,560,072
5,479 Saia, Inc.* 2,395,748
4,955,820
Health Care Equipment & Supplies – 2.8%
67,294 Cooper Cos., Inc. (The)* 7,425,220
51,446 Zimmer Biomet Holdings, Inc. 5,553,596
12,978,816
Health Care Providers & Services – 2.0%
23,730 Cencora, Inc. 5,341,149
12,422 Humana, Inc. 3,934,544
9,275,693
Health Care REITs – 1.4%
36,967 Alexandria Real Estate Equities,
Inc. REIT 4,389,831
39,254 Ventas, Inc. REIT 2,517,359
6,907,190
Hotels, Restaurants & Leisure – 1.9%
4,785 Domino's Pizza, Inc. 2,058,220
48,580 Red Rock Resorts, Inc., Class A 2,644,695
23,759 Royal Caribbean Cruises Ltd. 4,213,896
8,916,811
Household Durables – 1.5%
38,392 Lennar Corp., Class A 7,197,732
Independent Power and Renewable Electricity Producers – 1.9%
359,134 AES Corp. (The) 7,204,228
15,557 Vistra Corp. 1,844,127
9,048,355
Insurance – 6.8%
44,331 Allstate Corp. (The) 8,407,374
25,310 American Financial Group, Inc. 3,406,726
39,798 Arch Capital Group Ltd.* 4,452,600
15,667 Arthur J Gallagher & Co. 4,408,224
24,392 Globe Life, Inc. 2,583,357
22,356 Prudential Financial, Inc. 2,707,311
97,975 Unum Group 5,823,634
31,789,226

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – 2.0%
16,745 Agilent Technologies, Inc. $ 2,486,298
4,406 Mettler-Toledo International,
Inc.* 6,607,678
9,093,976
Machinery – 6.3%
92,999 Fortive Corp. 7,340,411
20,299 IDEX Corp. 4,354,136
59,825 Ingersoll Rand, Inc. 5,872,422
25,369 ITT, Inc. 3,792,919
44,465 Stanley Black & Decker, Inc. 4,896,930
22,140 Xylem, Inc. 2,989,564
29,246,382
Media – 0.8%
36,704 Omnicom Group, Inc. 3,794,827
Metals & Mining – 1.8%
67,362 Steel Dynamics, Inc. 8,493,001
Multi-Utilities – 5.9%
210,552 CenterPoint Energy, Inc. 6,194,440
84,259 CMS Energy Corp. 5,951,213
273,452 NiSource, Inc. 9,475,112
66,300 Public Service Enterprise Group,
Inc. 5,914,623
27,535,388
Oil, Gas & Consumable Fuels – 5.3%
30,034 Chesapeake Energy Corp. 2,470,296
35,786 Diamondback Energy, Inc. 6,169,506
47,638 DT Midstream, Inc. 3,747,205
180,598 Marathon Oil Corp. 4,809,325
191,865 Permian Resources Corp. 2,611,283
35,473 Phillips 66 4,662,926
24,470,541
Passenger Airlines – 1.5%
119,592 United Airlines Holdings, Inc.* 6,823,920
Residential REITs – 3.5%
74,343 American Homes 4 Rent, Class
A REIT 2,854,028
38,547 AvalonBay Communities, Inc.
REIT 8,682,712
66,640 Equity LifeStyle Properties, Inc.
REIT 4,754,098
16,290,838
Semiconductors & Semiconductor Equipment – 2.6%
114,545 Marvell Technology, Inc. 8,260,985
34,966 MKS Instruments, Inc. 3,801,154
12,062,139
Software – 1.3%
44,128 Dynatrace, Inc.* 2,359,524
110,105 Klaviyo, Inc., Class A* 3,895,515
6,255,039
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – 4.2%
27,101 Digital Realty Trust, Inc. REIT $ 4,385,755
33,834 Extra Space Storage, Inc. REIT 6,096,548
274,853 VICI Properties, Inc. REIT 9,155,353
19,637,656
Specialty Retail – 4.1%
138,008 Foot Locker, Inc. 3,566,127
3,870 RH* 1,294,244
34,091 Ross Stores, Inc. 5,131,036
12,860 Ulta Beauty, Inc.* 5,004,083
75,205 Wayfair, Inc., Class A* 4,225,017
19,220,507
Technology Hardware, Storage & Peripherals – 1.3%
286,332 Hewlett Packard Enterprise Co. 5,858,353
Trading Companies & Distributors – 2.5%
77,019 Fastenal Co. 5,500,697
7,772 United Rentals, Inc. 6,293,222
11,793,919
TOTAL COMMON STOCKS
(Cost $358,731,328)
463,735,479
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,085,426 4.854% 2,085,426
(Cost $2,085,426)
TOTAL INVESTMENTS – 99.8%
(Cost $360,816,754)
$ 465,820,905
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
998,309
NET ASSETS – 100.0%
$ 466,819,214
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.6%
Aerospace & Defense – 1.0%
170 AeroVironment, Inc.* $ 34,085
695 Cadre Holdings, Inc. 26,375
4,045 Kratos Defense & Security
Solutions, Inc.* 94,249
20,470 Leonardo DRS, Inc.* 577,663
4,242 Park Aerospace Corp. 55,273
69,605 Rocket Lab USA, Inc.*
(a)
677,257
1,464,902
Automobile Components – 1.9%
29,368 American Axle & Manufacturing
Holdings, Inc.* 181,494
1,701 Cooper-Standard Holdings, Inc.* 23,593
7,479 Fox Factory Holding Corp.* 310,379
106,444 Goodyear Tire & Rubber Co.
(The)* 942,029
21,636 Holley, Inc.* 63,826
246 LCI Industries 29,653
7,861 Modine Manufacturing Co.* 1,043,862
6,714 Stoneridge, Inc.* 75,130
2,669,966
Banks – 10.4%
10,071 Amalgamated Financial Corp. 315,927
10,689 Ameris Bancorp 666,887
5,645 Axos Financial, Inc.* 354,958
5,113 BancFirst Corp. 538,143
11,097 Bancorp, Inc. (The)* 593,690
10,690 BankUnited, Inc. 389,544
3,325 Banner Corp. 198,037
6,682 Berkshire Hills Bancorp, Inc. 179,946
2,820 Business First Bancshares, Inc. 72,389
19,529 Cadence Bank 621,999
1,043 Capital City Bank Group, Inc. 36,807
67,291 Capitol Federal Financial, Inc. 392,979
1,229 Cathay General Bancorp 52,786
1,035 Civista Bancshares, Inc. 18,444
3,484 Community Trust Bancorp, Inc. 173,015
32,089 CVB Financial Corp. 571,826
942 Dime Community Bancshares,
Inc. 27,130
1,276 Eagle Bancorp, Inc. 28,812
309 Esquire Financial Holdings, Inc. 20,150
2,569 Financial Institutions, Inc. 65,432
584 First Bancorp, Inc. (The) 15,371
19,579 First BanCorp. (Puerto Rico) 414,487
17,467 First Commonwealth Financial
Corp. 299,559
413 First Financial Bancorp 10,420
9,857 First Financial Bankshares, Inc. 364,808
2,862 First Internet Bancorp 98,052
4,362 Fulton Financial Corp. 79,083
13,420 Hancock Whitney Corp. 686,701
22,647 Hanmi Financial Corp. 421,234
16,841 Heritage Financial Corp. 366,629
1,621 Home Bancorp, Inc. 72,264
4,556 Home BancShares, Inc. 123,422
3,980 HomeTrust Bancshares, Inc. 135,638
6,492 Hope Bancorp, Inc. 81,540
1,175 Independent Bank Corp. 39,186
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
9,640 Independent Bank Corp. $ 570,013
9,228 International Bancshares Corp. 551,742
11,509 Kearny Financial Corp. 79,067
5,315 Live Oak Bancshares, Inc. 251,772
3,055 Metrocity Bankshares, Inc. 93,544
307 Nicolet Bankshares, Inc. 29,358
5,723 Northeast Community Bancorp,
Inc. 151,373
904 Northrim BanCorp, Inc. 64,383
11,227 OFG Bancorp (Puerto Rico) 504,317
15,831 Old Second Bancorp, Inc. 246,805
1,257 Park National Corp. 211,151
4,212 Preferred Bank 338,013
4,471 Primis Financial Corp. 54,457
1,223 Provident Financial Services, Inc. 22,699
1,952 Red River Bancshares, Inc. 101,504
14,817 Renasant Corp. 481,553
2,967 ServisFirst Bancshares, Inc. 238,695
1,919 Sierra Bancorp 55,421
1,566 SmartFinancial, Inc. 45,633
4,058 Southern First Bancshares, Inc.* 138,297
363 Southern Missouri Bancorp, Inc. 20,506
457 Southern States Bancshares, Inc. 14,044
10,414 Southside Bancshares, Inc. 348,140
6,078 Stock Yards Bancorp, Inc. 376,775
8,176 Texas Capital Bancshares, Inc.* 584,257
1,452 Timberland Bancorp, Inc. 43,938
393 Tompkins Financial Corp. 22,711
13,400 TrustCo Bank Corp. 443,138
427 UMB Financial Corp. 44,882
748 Univest Financial Corp. 21,049
3,620 USCB Financial Holdings, Inc. 55,205
7,086 Valley National Bancorp 64,199
13,273 WesBanco, Inc. 395,270
3,496 Westamerica BanCorp 172,772
15,363,978
Biotechnology – 8.4%
8,399 89bio, Inc.* 62,153
37,947 ACADIA Pharmaceuticals, Inc.* 583,625
7,858 ADMA Biologics, Inc.* 157,081
1,885 Akero Therapeutics, Inc.* 54,081
61,442 Amicus Therapeutics, Inc.* 656,201
2,668 AnaptysBio, Inc.* 89,378
18,530 Annexon, Inc.* 109,698
1,012 Apogee Therapeutics, Inc.* 59,445
3,092 Arcturus Therapeutics Holdings,
Inc.* 71,765
1,738 Arcus Biosciences, Inc.* 26,574
9,440 Ardelyx, Inc.* 65,042
1,380 ArriVent Biopharma, Inc.*
(a)
32,430
71,044 Aurinia Pharmaceuticals, Inc.
(Canada)* 520,753
6,352 Beam Therapeutics, Inc.* 155,624
20,836 BioCryst Pharmaceuticals, Inc.* 158,354
5,631 Biohaven Ltd.* 281,381
1,508 Biomea Fusion, Inc.*
(a)
15,231
5,999 Blueprint Medicines Corp.* 554,907
10,935 Bridgebio Pharma, Inc.* 278,405
7,498 C4 Therapeutics, Inc.* 42,739

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
3,555 Cabaletta Bio, Inc.* $ 16,780
3,793 CareDx, Inc.* 118,436
7,570 Caribou Biosciences, Inc.* 14,837
12,545 Catalyst Pharmaceuticals, Inc.* 249,395
14,635 Celldex Therapeutics, Inc.* 497,444
10,450 Coherus Biosciences, Inc.*
(a)
10,868
3,996 Day One Biopharmaceuticals,
Inc.* 55,664
16,657 Denali Therapeutics, Inc.* 485,218
9,376 Design Therapeutics, Inc.* 50,443
3,853 Dyne Therapeutics, Inc.* 138,400
17,498 Editas Medicine, Inc.* 59,668
6,409 Generation Bio Co.* 15,830
10,963 Heron Therapeutics, Inc.* 21,816
6,451 Ideaya Biosciences, Inc.* 204,368
7,349 Immunovant, Inc.* 209,520
768 Insmed, Inc.* 56,064
8,772 Iovance Biotherapeutics, Inc.* 82,369
19,585 iTeos Therapeutics, Inc.* 199,963
3,287 Janux Therapeutics, Inc.* 149,328
1,449 Keros Therapeutics, Inc.* 84,143
9,070 Kodiak Sciences, Inc.* 23,673
1,170 Krystal Biotech, Inc.* 212,975
5,722 Larimar Therapeutics, Inc.* 37,479
530 Madrigal Pharmaceuticals, Inc.* 112,477
23,975 MannKind Corp.* 150,803
7,791 MeiraGTx Holdings PLC* 32,488
26,758 Monte Rosa Therapeutics, Inc.* 141,817
3,957 Nurix Therapeutics, Inc.* 88,914
2,660 Nuvalent, Inc., Class A* 272,118
2,268 ORIC Pharmaceuticals, Inc.* 23,247
32,240 Poseida Therapeutics, Inc.* 92,206
8,468 Precigen, Inc.* 8,020
7,940 Protagonist Therapeutics, Inc.* 357,300
5,525 Prothena Corp. PLC (Ireland)* 92,433
20,927 PTC Therapeutics, Inc.* 776,392
29,445 RAPT Therapeutics, Inc.* 59,184
2,581 Recursion Pharmaceuticals, Inc.,
Class A* 17,009
49,731 Relay Therapeutics, Inc.* 352,095
4,807 REVOLUTION Medicines, Inc.* 217,997
798 Rhythm Pharmaceuticals, Inc.* 41,807
5,403 Rocket Pharmaceuticals, Inc.* 99,793
7,303 Sage Therapeutics, Inc.* 52,728
3,250 Solid Biosciences, Inc.* 22,652
6,574 SpringWorks Therapeutics, Inc.* 210,631
68,469 Sutro Biopharma, Inc.* 236,903
2,720 Syndax Pharmaceuticals, Inc.* 52,360
26,876 Taysha Gene Therapies, Inc.* 54,021
21,102 Tenaya Therapeutics, Inc.* 40,727
29,929 TG Therapeutics, Inc.* 700,039
3,007 Tyra Biosciences, Inc.* 70,695
12,514 Vanda Pharmaceuticals, Inc.* 58,691
2,695 Vaxcyte, Inc.* 307,958
2,976 Vera Therapeutics, Inc.* 131,539
11,833 Veracyte, Inc.* 402,795
22,804 Verve Therapeutics, Inc.* 110,371
2,217 Xencor, Inc.* 44,584
12,402,342
Shares Description Value
aa
Common Stocks – (continued)
Broadline Retail – 0.2%
33,436 Savers Value Village, Inc.* $ 351,747
Capital Markets – 1.5%
25,277 BGC Group, Inc., Class A 232,043
2,267 Brightsphere Investment Group,
Inc. 57,582
8,337 Moelis & Co., Class A 571,168
24,318 Open Lending Corp.* 148,826
18,646 Patria Investments Ltd., Class A
(Cayman Islands) 208,276
1,723 Piper Sandler Cos. 489,004
4,537 Silvercrest Asset Management
Group, Inc., Class A 78,218
2,318 StoneX Group, Inc.* 189,798
764 Virtus Investment Partners, Inc. 160,020
2,134,935
Chemicals – 2.0%
25,568 Arcadium Lithium PLC
(Argentina)* 72,869
1,383 Aspen Aerogels, Inc.* 38,295
226 Balchem Corp. 39,776
3,721 Hawkins, Inc. 474,316
10,922 HB Fuller Co. 866,988
605 Ingevity Corp.* 23,595
7,097 Innospec, Inc. 802,600
11,187 Mativ Holdings, Inc. 190,067
2,285 Minerals Technologies, Inc. 176,471
743 Orion SA (Germany) 13,233
3,101 Stepan Co. 239,552
1,562 Tronox Holdings PLC 22,852
2,960,614
Commercial Services & Supplies – 1.4%
2,830 ABM Industries, Inc. 149,311
20,011 CECO Environmental Corp.* 564,310
9,359 Deluxe Corp. 182,407
10,117 Enviri Corp.* 104,610
69,098 Healthcare Services Group, Inc.* 771,825
3,827 Montrose Environmental Group,
Inc.* 100,650
3,127 Viad Corp.* 112,040
1,985,153
Communications Equipment – 0.7%
39,783 NetScout Systems, Inc.* 865,280
11,947 Viasat, Inc.* 142,647
1,007,927
Construction & Engineering – 3.1%
3,042 Construction Partners, Inc., Class
A* 212,332
2,255 Dycom Industries, Inc.* 444,460
16,209 Fluor Corp.* 773,331
5,004 Great Lakes Dredge & Dock
Corp.* 52,692
3,793 IES Holdings, Inc.* 757,159
7,860 Limbach Holdings, Inc.* 595,474
11,016 Primoris Services Corp. 639,809
7,890 Sterling Infrastructure, Inc.* 1,144,208
4,619,465

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Construction Materials – 1.1%
5,734 Knife River Corp.* $ 512,562
23,732 Summit Materials, Inc., Class A* 926,260
1,571 United States Lime & Minerals,
Inc. 153,424
1,592,246
Consumer Finance – 1.7%
1,171 Bread Financial Holdings, Inc. 55,716
9,978 Encore Capital Group, Inc.* 471,660
6,792 Enova International, Inc.* 569,102
17,698 Green Dot Corp., Class A* 207,244
2,168 Medallion Financial Corp. 17,648
1,727 Moneylion, Inc.* 71,757
30,016 Navient Corp. 467,949
1,414 PRA Group, Inc.* 31,617
2,822 PROG Holdings, Inc. 136,839
8,690 Regional Management Corp. 284,250
2,328 Upstart Holdings, Inc.* 93,143
729 World Acceptance Corp.* 86,007
2,492,932
Consumer Staples Distribution & Retail – 0.3%
1,924 SpartanNash Co. 43,117
3,800 Sprouts Farmers Market, Inc.* 419,558
477 Weis Markets, Inc. 32,879
495,554
Containers & Packaging – 0.2%
19,843 O-I Glass, Inc.* 260,340
Distributors – 0.0%
659 Weyco Group, Inc. 22,432
Diversified Consumer Services – 1.3%
74,174 Coursera, Inc.* 588,942
8,951 Frontdoor, Inc.* 429,558
114 Graham Holdings Co., Class B 93,676
13,041 Mister Car Wash, Inc.* 84,897
9,869 OneSpaWorld Holdings Ltd.
(Bahamas) 162,937
5,704 Strategic Education, Inc. 527,905
1,887,915
Diversified REITs – 0.5%
12,542 American Assets Trust, Inc.
REIT 335,122
27,290 Armada Hoffler Properties, Inc.
REIT 295,551
23,984 NexPoint Diversified Real Estate
Trust REIT 149,900
780,573
Diversified Telecommunication Services – 0.4%
4,629 AST SpaceMobile, Inc.*
(a)
121,049
612 ATN International, Inc. 19,792
4,754 Liberty Latin America Ltd., Class
A (Puerto Rico)* 45,543
58,609 Lumen Technologies, Inc.* 416,124
602,508
Electrical Equipment – 1.9%
3,195 American Superconductor
Corp.* 75,402
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
9,140 Atkore, Inc. $ 774,524
11,049 Bloom Energy Corp., Class A* 116,677
1,146 Enovix Corp.*
(a)
10,704
10,581 Fluence Energy, Inc.* 240,295
62,175 FuelCell Energy, Inc.*
(a)
23,626
4,893 NEXTracker, Inc., Class A* 183,390
6,685 NuScale Power Corp.*
(a)
77,412
1,319 Powell Industries, Inc. 292,805
23,090 Shoals Technologies Group, Inc.,
Class A* 129,535
16,318 Sunrun, Inc.* 294,703
18,437 Thermon Group Holdings, Inc.* 550,160
11,891 TPI Composites, Inc.*
(a)
54,104
2,823,337
Electronic Equipment, Instruments & Components – 3.0%
6,633 Arlo Technologies, Inc.* 80,326
3,349 Badger Meter, Inc. 731,455
852 Belden, Inc. 99,795
1,116 ePlus, Inc.* 109,747
5,168 Fabrinet (Thailand)* 1,221,922
7,172 Itron, Inc.* 766,041
40,518 Knowles Corp.* 730,540
2,420 Napco Security Technologies,
Inc. 97,913
14,121 nLight, Inc.* 150,953
726 Novanta, Inc.* 129,896
9,678 Vishay Precision Group, Inc.* 250,660
4,369,248
Energy Equipment & Services – 1.5%
5,014 Archrock, Inc. 101,483
12,680 Borr Drilling Ltd. (Mexico)* 69,613
13,265 ChampionX Corp. 399,940
4,963 Expro Group Holdings NV* 85,215
1,316 Nabors Industries Ltd.* 84,843
14,666 Newpark Resources, Inc.* 101,635
17,064 Oceaneering International, Inc.* 424,382
3,497 Oil States International, Inc.* 16,086
32,406 Patterson-UTI Energy, Inc. 247,906
7,783 SEACOR Marine Holdings, Inc.* 75,106
6,624 Tidewater, Inc.* 475,537
31,292 Transocean Ltd.* 132,991
2,214,737
Entertainment – 0.8%
25,238 AMC Entertainment Holdings,
Inc., Class A* 114,833
43,411 Eventbrite, Inc., Class A* 118,512
19,500 Madison Square Garden
Entertainment Corp.* 829,335
1,062,680
Financial Services – 2.5%
2,562 Alerus Financial Corp. 58,618
10,908 AvidXchange Holdings, Inc.* 88,464
28,840 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 937,012
17,271 I3 Verticals, Inc., Class A* 368,045
3,577 Jackson Financial, Inc., Class A 326,330

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
14,724 Merchants Bancorp $ 661,991
2,814 Mr Cooper Group, Inc.* 259,394
3,652 NCR Atleos Corp.* 104,192
6,558 NMI Holdings, Inc., Class A* 270,124
63,347 Payoneer Global, Inc.* 477,003
16,173 Paysign, Inc.* 59,355
3,610,528
Food Products – 0.6%
1,703 Dole PLC 27,742
21,100 Hain Celestial Group, Inc. (The)* 182,093
306 John B. Sanfilippo & Son, Inc. 28,859
2,602 Lancaster Colony Corp. 459,435
13,242 WK Kellogg Co. 226,570
924,699
Gas Utilities – 0.5%
9,073 ONE Gas, Inc. 675,213
Ground Transportation – 1.2%
1,807 ArcBest Corp. 195,969
19,018 Heartland Express, Inc. 233,541
2,706 Marten Transport Ltd. 47,896
3,699 PAM Transportation Services,
Inc.* 68,432
9,055 RXO, Inc.* 253,540
23,174 Werner Enterprises, Inc. 894,285
1,693,663
Health Care Equipment & Supplies – 1.8%
747 Artivion, Inc.* 19,885
20,307 AtriCure, Inc.* 569,408
3,194 Avanos Medical, Inc.* 76,752
1,696 CVRx, Inc.* 14,942
25,783 Embecta Corp. 363,540
1,603 Haemonetics Corp.* 128,849
2,528 Inari Medical, Inc.* 104,255
7,337 iRadimed Corp. 368,978
4,247 Lantheus Holdings, Inc.* 466,108
215 LeMaitre Vascular, Inc. 19,971
3,355 Merit Medical Systems, Inc.* 331,575
1,554 PROCEPT BioRobotics Corp.* 124,507
7,370 Pulmonx Corp.* 61,097
2,649,867
Health Care Providers & Services – 3.9%
716 Addus HomeCare Corp.* 95,249
115,777 agilon health, Inc.* 455,004
29,011 Brookdale Senior Living, Inc.* 196,985
60,993 Community Health Systems,
Inc.* 370,227
2,440 DocGo, Inc.* 8,101
31,452 Enhabit, Inc.* 248,471
6,110 Ensign Group, Inc. (The) 878,740
13,104 Guardant Health, Inc.* 300,606
5,980 HealthEquity, Inc.* 489,463
2,004 InfuSystem Holdings, Inc.* 13,427
17,228 Joint Corp. (The)* 197,088
83,911 LifeStance Health Group, Inc.* 587,377
4,807 ModivCare, Inc.* 68,644
1,112 NeoGenomics, Inc.* 16,402
1,349 Option Care Health, Inc.* 42,224
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – (continued)
524 PACS Group, Inc.* $ 20,944
6,739 Pediatrix Medical Group, Inc.* 78,105
18,413 Pennant Group, Inc. (The)* 657,344
3,074 Privia Health Group, Inc.* 55,977
12,529 Select Medical Holdings Corp. 436,886
7,416 Surgery Partners, Inc.* 239,092
35,820 Viemed Healthcare, Inc.* 262,561
5,718,917
Health Care REITs – 0.1%
2,760 Universal Health Realty Income
Trust REIT 126,270
Health Care Technology – 0.4%
10,334 Evolent Health, Inc., Class A* 292,245
14,494 Health Catalyst, Inc.* 117,981
25,828 LifeMD, Inc.* 135,339
545,565
Hotel & Resort REITs – 1.1%
8,856 Apple Hospitality REIT, Inc.
REIT 131,512
47,170 Chatham Lodging Trust REIT 401,888
79,620 RLJ Lodging Trust REIT 730,912
61,983 Service Properties Trust REIT 282,643
6,157 Summit Hotel Properties, Inc.
REIT 42,237
1,589,192
Hotels, Restaurants & Leisure – 3.4%
16,407 BJ's Restaurants, Inc.* 534,212
6,727 Cheesecake Factory, Inc. (The) 272,780
3,406 Cracker Barrel Old Country
Store, Inc.
(a)
154,462
62,462 Denny’s Corp.* 402,880
11,824 Dine Brands Global, Inc. 369,263
25,126 El Pollo Loco Holdings, Inc.* 344,226
5,062 Hilton Grand Vacations, Inc.* 183,852
12,953 International Game Technology
PLC 275,899
5,739 Jack in the Box, Inc. 267,093
30,935 Life Time Group Holdings, Inc.* 755,433
670 Nathan's Famous, Inc. 54,203
22,410 Portillo's, Inc., Class A* 301,863
7,171 RCI Hospitality Holdings, Inc. 319,468
5,445 Red Rock Resorts, Inc., Class A 296,426
17,546 Rush Street Interactive, Inc.* 190,374
2,762 Shake Shack, Inc., Class A* 285,066
5,007,500
Household Durables – 2.0%
59,055 GoPro, Inc., Class A* 80,315
6,418 Green Brick Partners, Inc.* 536,031
2,448 Installed Building Products, Inc. 602,869
1,417 KB Home 121,423
4,183 LGI Homes, Inc.* 495,769
6,864 M/I Homes, Inc.* 1,176,215
3,012,622
Industrial REITs – 0.6%
90,159 LXP Industrial Trust REIT 906,098

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Insurance – 2.2%
7,105 Ambac Financial Group, Inc.* $ 79,647
6,427 Baldwin Insurance Group, Inc.
(The), Class A* 320,065
4,579 CNO Financial Group, Inc. 160,723
72,218 Genworth Financial, Inc., Class
A* 494,693
1,224 HCI Group, Inc. 131,041
32,412 James River Group Holdings Ltd. 203,223
4,324 Lemonade, Inc.* 71,303
11,695 Mercury General Corp. 736,551
6,157 Selective Insurance Group, Inc. 574,448
1,589 Tiptree, Inc. 31,097
17,713 Universal Insurance Holdings,
Inc. 392,520
3,195,311
Interactive Media & Services – 1.0%
12,497 EverQuote, Inc., Class A* 263,562
65,998 fuboTV, Inc.* 93,717
17,111 MediaAlpha, Inc., Class A* 309,880
3,369 Outbrain, Inc.* 16,373
14,178 QuinStreet, Inc.* 271,225
84,960 Vimeo, Inc.* 429,048
11,251 ZipRecruiter, Inc., Class A* 106,885
1,490,690
IT Services – 0.2%
2,534 Backblaze, Inc., Class A* 16,192
12,133 Hackett Group, Inc. (The) 318,734
11,015 Information Services Group, Inc. 36,350
371,276
Leisure Products – 0.8%
8,213 Malibu Boats, Inc., Class A* 318,746
4,423 Marine Products Corp. 42,859
32,645 Peloton Interactive, Inc., Class
A* 152,779
23,953 Smith & Wesson Brands, Inc. 310,910
25,944 Topgolf Callaway Brands Corp.* 284,865
1,110,159
Life Sciences Tools & Services – 0.6%
57,607 Adaptive Biotechnologies Corp.* 294,948
4,279 BioLife Solutions, Inc.* 107,146
19,918 Codexis, Inc.* 61,347
24,986 Cytek Biosciences, Inc.* 138,423
33,846 Maravai LifeSciences Holdings,
Inc., Class A* 281,260
11,273 Pacific Biosciences of California,
Inc.* 19,164
1,078 Quanterix Corp.* 13,971
916,259
Machinery – 3.6%
2,290 Chart Industries, Inc.* 284,281
22,890 Douglas Dynamics, Inc. 631,306
2,846 ESCO Technologies, Inc. 367,077
11,156 Federal Signal Corp. 1,042,640
6,430 Gencor Industries, Inc.* 134,130
4,352 Gorman-Rupp Co. (The) 169,510
2,171 Helios Technologies, Inc. 103,557
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
16,402 Hillman Solutions Corp.* $ 173,205
1,543 Kennametal, Inc. 40,010
5,542 Mayville Engineering Co., Inc.* 116,825
10,158 Miller Industries, Inc. 619,638
6,522 Mueller Industries, Inc. 483,280
1,787 Mueller Water Products, Inc.,
Class A 38,778
2,618 Omega Flex, Inc. 130,691
5,635 SPX Technologies, Inc.* 898,557
2,732 Wabash National Corp. 52,427
5,285,912
Marine Transportation – 0.1%
2,267 Pangaea Logistics Solutions Ltd. 16,390
18,063 Safe Bulkers, Inc. (Monaco) 93,566
109,956
Media – 0.8%
10,809 AMC Networks, Inc., Class A* 93,930
1,112 Cable One, Inc. 388,966
28,162 Entravision Communications
Corp., Class A 58,295
78,298 EW Scripps Co. (The), Class A* 175,779
75,199 Gray Television, Inc. 403,067
2,666 Magnite, Inc.* 36,924
4,220 Thryv Holdings, Inc.* 72,711
1,229,672
Metals & Mining – 1.8%
7,360 Carpenter Technology Corp. 1,174,509
34,203 Coeur Mining, Inc.* 235,317
111,864 Hecla Mining Co. 746,133
1,716 Kaiser Aluminum Corp. 124,444
1,182 Materion Corp. 132,218
3,764 Olympic Steel, Inc. 146,796
1,191 Ryerson Holding Corp. 23,713
2,720 Worthington Steel, Inc. 92,507
2,675,637
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
56,480 Arbor Realty Trust, Inc. REIT 878,829
9,247 BrightSpire Capital, Inc. REIT 51,783
22,134 Invesco Mortgage Capital, Inc.
REIT 207,838
5,622 Ladder Capital Corp. REIT 65,215
30,193 Orchid Island Capital, Inc. REIT 248,187
18,555 PennyMac Mortgage Investment
Trust REIT 264,594
16,431 TPG RE Finance Trust, Inc.
REIT 140,157
1,856,603
Multi-Utilities – 0.6%
15,534 Black Hills Corp. 949,438
Office REITs – 0.3%
13,991 Brandywine Realty Trust REIT 76,111
5,535 City Office REIT, Inc. REIT 32,324
9,177 COPT Defense Properties REIT 278,338
5,889 Hudson Pacific Properties, Inc.
REIT 28,149

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Office REITs – (continued)
5,071 JBG SMITH Properties REIT $ 88,641
503,563
Oil, Gas & Consumable Fuels – 2.4%
1,741 Ardmore Shipping Corp.
(Ireland) 31,512
10,891 Dorian LPG Ltd. 374,868
13,838 Excelerate Energy, Inc., Class A 304,574
6,951 FLEX LNG Ltd. (Norway) 176,833
6,406 Kinetik Holdings, Inc. 289,936
31,397 Kosmos Energy Ltd. (Ghana)* 126,530
7,741 Murphy Oil Corp. 261,181
145,641 Nordic American Tankers Ltd. 534,503
2,510 Par Pacific Holdings, Inc.* 44,176
7,536 PBF Energy, Inc., Class A 233,239
6,612 Scorpio Tankers, Inc. (Monaco) 471,436
2,850 SM Energy Co. 113,915
15,563 Talos Energy, Inc.* 161,077
1,217 Teekay Corp. (Bermuda)* 11,196
4,342 Vital Energy, Inc.* 116,800
9,168 World Kinect Corp. 283,383
3,535,159
Paper & Forest Products – 0.3%
5,375 Sylvamo Corp. 461,444
Passenger Airlines – 0.5%
6,545 Allegiant Travel Co. 360,368
8,403 Joby Aviation, Inc.*
(a)
42,267
4,493 SkyWest, Inc.* 381,995
784,630
Pharmaceuticals – 1.7%
1,227 Amphastar Pharmaceuticals,
Inc.* 59,546
804 ANI Pharmaceuticals, Inc.* 47,967
7,457 Arvinas, Inc.* 183,666
3,827 Axsome Therapeutics, Inc.* 343,932
5,115 Collegium Pharmaceutical, Inc.* 197,643
8,379 Corcept Therapeutics, Inc.* 387,780
5,845 Evolus, Inc.* 94,689
4,373 Innoviva, Inc.* 84,443
157 Ligand Pharmaceuticals, Inc.* 15,714
5,586 Phathom Pharmaceuticals, Inc.* 100,995
14,032 Phibro Animal Health Corp.,
Class A 316,001
19,606 Supernus Pharmaceuticals, Inc.* 611,315
15,034 Theravance Biopharma, Inc.* 121,174
2,564,865
Professional Services – 1.9%
21,441 Conduent, Inc.* 86,407
18,085 ExlService Holdings, Inc.* 689,943
2,568 Exponent, Inc. 296,039
6,320 Franklin Covey Co.* 259,941
8,127 Maximus, Inc. 757,111
783 NV5 Global, Inc.* 73,195
5,206 TriNet Group, Inc. 504,826
2,667,462
Real Estate Management & Development – 0.2%
17,479 Compass, Inc., Class A* 106,797
Shares Description Value
aa
Common Stocks – (continued)
Real Estate Management & Development – (continued)
6,156 Newmark Group, Inc., Class A $ 95,603
11,599 Redfin Corp.* 145,335
347,735
Residential REITs – 0.8%
3,202 Centerspace REIT 225,645
20,060 NexPoint Residential Trust, Inc.
REIT 882,841
1,108,486
Retail REITs – 0.5%
400 Alexander's, Inc. REIT 96,944
13,289 Kite Realty Group Trust REIT 352,956
5,516 Macerich Co. (The) REIT 100,612
3,413 Tanger, Inc. REIT 113,243
663,755
Semiconductors & Semiconductor Equipment – 1.4%
2,796 Ambarella, Inc.* 157,708
5,243 Axcelis Technologies, Inc.* 549,728
797 Cohu, Inc.* 20,483
10,172 FormFactor, Inc.* 467,912
573 Impinj, Inc.* 124,066
3,752 MaxLinear, Inc.* 54,329
5,873 PDF Solutions, Inc.* 186,057
3,871 Photronics, Inc.* 95,846
496 Power Integrations, Inc. 31,803
2,610 Semtech Corp.* 119,173
636 SiTime Corp.* 109,080
2,592 Ultra Clean Holdings, Inc.* 103,499
806 Veeco Instruments, Inc.* 26,703
2,046,387
Software – 7.6%
24,702 ACI Worldwide, Inc.* 1,257,332
2,756 Agilysys, Inc.* 300,321
14,951 Alarm.com Holdings, Inc.* 817,371
23,842 Alkami Technology, Inc.* 751,977
727 AudioEye, Inc.* 16,612
9,742 BlackLine, Inc.* 537,174
15,657 Blend Labs, Inc., Class A* 58,714
1,331 C3.ai, Inc., Class A* 32,250
4,913 Cleanspark, Inc.* 45,887
33,831 Clear Secure, Inc., Class A 1,121,159
26,816 Clearwater Analytics Holdings,
Inc., Class A* 677,104
7,256 CommVault Systems, Inc.* 1,116,336
17,212 Consensus Cloud Solutions, Inc.* 405,343
2,036 Dave, Inc.* 81,359
7,287 Intapp, Inc.* 348,537
10,920 MARA Holdings, Inc.* 177,122
58,943 Olo, Inc., Class A* 292,357
7,352 OneSpan, Inc.* 122,558
15,951 Pagaya Technologies Ltd., Class
A*
(a)
168,602
6,595 Q2 Holdings, Inc.* 526,083
1,513 Rapid7, Inc.* 60,354
5,300 Red Violet, Inc.* 150,785
4,687 Riot Platforms, Inc.* 34,777
693 Sapiens International Corp. NV
(Israel) 25,828

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
2,623 SoundThinking, Inc.* $ 30,401
8,513 Varonis Systems, Inc.* 480,984
19,168 Verint Systems, Inc.* 485,525
3,573 Workiva, Inc.* 282,696
978 Xperi, Inc.* 9,037
9,049 Zeta Global Holdings Corp.,
Class A* 269,932
64,172 Zuora, Inc., Class A* 553,163
11,237,680
Specialty Retail – 3.2%
7,211 Abercrombie & Fitch Co., Class
A* 1,008,819
40,447 American Eagle Outfitters, Inc. 905,608
4,123 America's Car-Mart, Inc.* 172,836
5,093 Arko Corp. 35,753
13,807 Buckle, Inc. (The) 607,094
798 Genesco, Inc.* 21,682
3,837 Haverty Furniture Cos., Inc. 105,402
46,615 Leslie's, Inc.* 147,304
1,352 Monro, Inc. 39,019
13,813 Revolve Group, Inc.* 342,286
17,146 Shoe Carnival, Inc. 751,852
4,597 Upbound Group, Inc. 147,058
1,898 Warby Parker, Inc., Class A* 30,994
18,751 Zumiez, Inc.* 399,396
4,715,103
Technology Hardware, Storage & Peripherals – 0.1%
13,048 Eastman Kodak Co.* 61,587
1,997 IonQ, Inc.*
(a)
17,454
5,945 Turtle Beach Corp.* 91,196
170,237
Textiles, Apparel & Luxury Goods – 0.3%
4,579 Figs, Inc., Class A* 31,320
10,807 G-III Apparel Group Ltd.* 329,829
2,931 Steven Madden Ltd. 143,590
504,739
Tobacco – 0.2%
4,718 Universal Corp. 250,573
Trading Companies & Distributors – 1.1%
145 Boise Cascade Co. 20,442
1,065 DXP Enterprises, Inc.* 56,828
7,191 FTAI Aviation Ltd. 955,684
2,961 H&E Equipment Services, Inc. 144,142
1,330 McGrath RentCorp 140,022
21,966 MRC Global, Inc.* 279,847
1,596,965
Water Utilities – 0.4%
1,985 California Water Service Group 107,627
1,108 Consolidated Water Co. Ltd. 27,933
1,234 Global Water Resources, Inc. 15,536
7,511 SJW Group 436,464
587,560
Wireless Telecommunication Services – 0.3%
3,576 Spok Holdings, Inc. 53,855
Shares Description Value
aa
Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
18,516 Telephone and Data Systems,
Inc. $ 430,497
484,352
TOTAL COMMON STOCKS
(Cost $125,699,939)
143,447,273
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,075,664 4.854% 1,075,664
(Cost $1,075,664)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $126,775,603)
144,522,937
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
1,078,475 4.854% 1,078,475
(Cost $1,078,475)
TOTAL INVESTMENTS – 99.0%
(Cost $127,854,078)
$ 145,601,412
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
1,450,299
NET ASSETS – 100.0%
$ 147,051,711
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
**End swaps header**
FUTURES CONTRACTS
— At September 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 19 12/20/24 $ 2,136,740 $ 40,682

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Automobiles – 1.3%
20,466 Tesla, Inc.* $ 5,354,520
Biotechnology – 1.8%
10,379 Alnylam Pharmaceuticals, Inc.* 2,854,536
4,497 Argenx SE ADR (Netherlands)* 2,437,734
16,339 Neurocrine Biosciences, Inc.* 1,882,580
7,174,850
Broadline Retail – 6.5%
141,734 Amazon.com, Inc.* 26,409,296
Capital Markets – 1.9%
59,286 Charles Schwab Corp. (The) 3,842,326
6,899 MSCI, Inc. 4,021,634
7,863,960
Chemicals – 1.7%
3,803 Linde PLC 1,813,498
13,592 Sherwin-Williams Co. (The) 5,187,659
7,001,157
Commercial Services & Supplies – 0.5%
11,277 Waste Connections, Inc. 2,016,553
Construction Materials – 0.7%
5,550 Martin Marietta Materials, Inc. 2,987,287
Electrical Equipment – 1.7%
13,763 GE Vernova, Inc.* 3,509,290
12,501 Rockwell Automation, Inc. 3,356,018
6,865,308
Entertainment – 2.6%
10,639 Netflix, Inc.* 7,545,924
8,072 Spotify Technology SA* 2,974,774
10,520,698
Financial Services – 3.2%
26,389 Mastercard, Inc., Class A 13,030,888
Ground Transportation – 1.8%
19,911 Old Dominion Freight Line, Inc. 3,955,121
7,411 Saia, Inc.* 3,240,534
7,195,655
Health Care Equipment & Supplies – 3.7%
7,218 Align Technology, Inc.* 1,835,682
51,162 Boston Scientific Corp.* 4,287,375
17,869 Insulet Corp.* 4,159,010
9,656 Intuitive Surgical, Inc.* 4,743,703
15,025,770
Hotels, Restaurants & Leisure – 2.5%
19,359 Cava Group, Inc.* 2,397,612
16,853 DoorDash, Inc., Class A* 2,405,429
64,146 DraftKings, Inc., Class A* 2,514,523
9,287 McDonald's Corp. 2,827,985
10,145,549
Household Products – 0.8%
18,241 Procter & Gamble Co. (The) 3,159,341
Shares Description Value
aa
Common Stocks – (continued)
Interactive Media & Services – 9.2%
105,762 Alphabet, Inc., Class A $ 17,540,628
63,853 Alphabet, Inc., Class C 10,675,583
11,082 Meta Platforms, Inc., Class A 6,343,780
249,049 Snap, Inc., Class A* 2,664,824
37,224,815
IT Services – 1.3%
8,502 Accenture PLC, Class A (Ireland) 3,005,287
21,474 Snowflake, Inc., Class A* 2,466,504
5,471,791
Machinery – 0.5%
14,149 Xylem, Inc. 1,910,539
Oil, Gas & Consumable Fuels – 1.3%
29,943 Cheniere Energy, Inc. 5,384,949
Pharmaceuticals – 4.5%
46,964 AstraZeneca PLC ADR (United
Kingdom) 3,658,965
16,669 Eli Lilly & Co. 14,767,734
18,426,699
Professional Services – 0.8%
10,856 Equifax, Inc. 3,190,144
Semiconductors & Semiconductor Equipment – 16.4%
85,636 Broadcom, Inc. 14,772,210
19,761 Enphase Energy, Inc.* 2,233,388
3,442 KLA Corp. 2,665,519
62,381 Marvell Technology, Inc. 4,498,918
314,861 NVIDIA Corp. 38,236,720
20,345 Texas Instruments, Inc. 4,202,667
66,609,422
Software – 19.6%
11,008 Adobe, Inc.* 5,699,722
38,643 AppLovin Corp., Class A* 5,044,844
54,075 Dynatrace, Inc.* 2,891,390
1,563 Fair Isaac Corp.* 3,037,722
3,060 HubSpot, Inc.* 1,626,696
8,038 Intuit, Inc. 4,991,598
111,560 Microsoft Corp. 48,004,268
15,834 Oracle Corp. 2,698,113
19,918 Salesforce, Inc. 5,451,756
79,446,109
Specialty Retail – 2.5%
22,592 Lowe’s Cos., Inc. 6,119,043
26,340 Ross Stores, Inc. 3,964,434
10,083,477
Technology Hardware, Storage & Peripherals – 13.1%
227,608 Apple, Inc. 53,032,664
TOTAL COMMON STOCKS
(Cost $164,513,565)
405,531,441

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
490,135 4.854% $ 490,135
(Cost $490,135)
TOTAL INVESTMENTS – 100.0%
(Cost $165,003,700)
$ 406,021,576
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
32,624
NET ASSETS – 100.0%
$ 406,054,200
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Aerospace & Defense – 1.6%
5,544 General Dynamics Corp. $ 1,675,397
8,049 Huntington Ingalls Industries,
Inc. 2,127,994
3,712 Northrop Grumman Corp. 1,960,196
5,763,587
Air Freight & Logistics – 1.2%
33,308 United Parcel Service, Inc.,
Class B 4,541,213
Automobile Components – 0.4%
13,915 Lear Corp. 1,518,822
Automobiles – 0.9%
12,800 Tesla, Inc.* 3,348,864
Banks – 0.8%
18,879 Bank of America Corp. 749,119
6,102 Citizens Financial Group, Inc. 250,609
3,992 JPMorgan Chase & Co. 841,753
14,980 Prosperity Bancshares, Inc. 1,079,609
2,921,090
Beverages – 0.4%
1,116 Coca-Cola Consolidated, Inc. 1,469,102
Biotechnology – 2.5%
37,110 Gilead Sciences, Inc. 3,111,302
2,884 Natera, Inc.* 366,124
4,358 Regeneron Pharmaceuticals,
Inc.* 4,581,304
2,873 Vertex Pharmaceuticals, Inc.* 1,336,175
9,394,905
Broadline Retail – 4.5%
89,748 Amazon.com, Inc.* 16,722,745
Capital Markets – 3.6%
4,407 Ameriprise Financial, Inc. 2,070,453
20,830 CME Group, Inc. 4,596,140
619 Evercore, Inc., Class A 156,817
90,076 Franklin Resources, Inc. 1,815,031
2,238 Interactive Brokers Group, Inc.,
Class A 311,888
24,266 Northern Trust Corp. 2,184,668
21,446 Stifel Financial Corp. 2,013,779
13,148,776
Chemicals – 1.6%
3,085 Axalta Coating Systems Ltd.* 111,646
16,903 Ecolab, Inc. 4,315,843
3,624 Sherwin-Williams Co. (The) 1,383,172
5,810,661
Commercial Services & Supplies – 1.2%
21,069 Cintas Corp. 4,337,686
Communications Equipment – 1.8%
86,909 Cisco Systems, Inc. 4,625,297
4,930 Motorola Solutions, Inc. 2,216,676
6,841,973
Shares Description Value
aa
Common Stocks – (continued)
Construction & Engineering – 0.9%
7,974 Comfort Systems USA, Inc. $ 3,112,651
1,432 MasTec, Inc.* 176,279
3,288,930
Consumer Finance – 0.8%
36,453 Ally Financial, Inc. 1,297,362
2,118 Capital One Financial Corp. 317,128
4,246 OneMain Holdings, Inc. 199,859
20,271 Synchrony Financial 1,011,118
2,825,467
Consumer Staples Distribution & Retail – 3.1%
7,820 Costco Wholesale Corp. 6,932,587
28,533 Target Corp. 4,447,153
11,379,740
Containers & Packaging – 0.2%
11,354 Berry Global Group, Inc. 771,845
Diversified Consumer Services – 0.4%
11,603 Bright Horizons Family
Solutions, Inc.* 1,625,928
Electric Utilities – 0.3%
19,320 PG&E Corp. 381,956
9,482 Xcel Energy, Inc. 619,175
1,001,131
Electrical Equipment – 0.0%
773 AMETEK, Inc. 132,732
Electronic Equipment, Instruments & Components – 0.4%
11,316 Jabil, Inc. 1,355,996
Energy Equipment & Services – 1.4%
112,587 Halliburton Co. 3,270,652
25,778 Schlumberger NV 1,081,387
24,902 TechnipFMC PLC (United
Kingdom) 653,180
5,005,219
Entertainment – 2.3%
9,014 Netflix, Inc.* 6,393,360
44,913 ROBLOX Corp., Class A* 1,987,849
8,381,209
Financial Services – 4.4%
22,128 Berkshire Hathaway, Inc., Class
B* 10,184,633
8,327 Euronet Worldwide, Inc.* 826,288
27,626 Fiserv, Inc.* 4,963,011
15,973,932
Ground Transportation – 1.1%
14,135 Old Dominion Freight Line, Inc. 2,807,776
15,255 Uber Technologies, Inc.* 1,146,566
3,954,342
Health Care Equipment & Supplies – 0.3%
2,409 Penumbra, Inc.* 468,093
2,178 Teleflex, Inc. 538,663
1,006,756

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – 5.1%
4,842 Centene Corp.* $ 364,506
952 Elevance Health, Inc. 495,040
39,458 Encompass Health Corp. 3,813,221
1,471 Quest Diagnostics, Inc. 228,373
14,522 Tenet Healthcare Corp.* 2,413,556
13,148 UnitedHealth Group, Inc. 7,687,373
17,237 Universal Health Services, Inc.,
Class B 3,947,445
18,949,514
Hotel & Resort REITs – 0.2%
66,579 Park Hotels & Resorts, Inc. REIT 938,764
Hotels, Restaurants & Leisure – 2.0%
3,023 Carnival Corp.* 55,865
12,466 Marriott International, Inc.,
Class A 3,099,048
22,512 MGM Resorts International* 879,994
2,136 Texas Roadhouse, Inc. 377,218
5,827 Wingstop, Inc. 2,424,498
6,699 Wynn Resorts Ltd. 642,300
7,478,923
Household Durables – 1.1%
6,496 D.R. Horton, Inc. 1,239,242
5,894 Lennar Corp., Class A 1,105,007
195 NVR, Inc.* 1,913,301
4,257,550
Household Products – 1.9%
40,393 Procter & Gamble Co. (The) 6,996,068
Industrial REITs – 0.1%
6,138 Rexford Industrial Realty, Inc.
REIT 308,803
Insurance – 1.7%
3,382 Arthur J Gallagher & Co. 951,593
8,345 First American Financial Corp. 550,853
2,789 Kinsale Capital Group, Inc. 1,298,475
2,109 Progressive Corp. (The) 535,180
13,355 Travelers Cos., Inc. (The) 3,126,673
6,462,774
Interactive Media & Services – 7.7%
30,003 Alphabet, Inc., Class A 4,975,998
66,876 Alphabet, Inc., Class C 11,180,998
21,466 Meta Platforms, Inc., Class A 12,287,997
28,444,993
IT Services – 0.1%
297 Gartner, Inc.* 150,508
4,753 Kyndryl Holdings, Inc.* 109,224
1,847 VeriSign, Inc.* 350,856
610,588
Leisure Products – 0.6%
29,921 Hasbro, Inc. 2,163,887
Life Sciences Tools & Services – 1.6%
17,050 IQVIA Holdings, Inc.* 4,040,339
5,523 Medpace Holdings, Inc.* 1,843,577
5,883,916
Shares Description Value
aa
Common Stocks – (continued)
Machinery – 2.4%
17,449 Illinois Tool Works, Inc. $ 4,572,859
12,256 PACCAR, Inc. 1,209,422
4,779 Parker-Hannifin Corp. 3,019,468
8,801,749
Media – 0.7%
6,855 Charter Communications, Inc.,
Class A* 2,221,568
7,973 News Corp., Class A 212,321
2,433,889
Oil, Gas & Consumable Fuels – 1.9%
4,309 Chord Energy Corp. 561,161
34,553 ConocoPhillips 3,637,740
3,754 Devon Energy Corp. 146,856
1,871 DT Midstream, Inc. 147,173
1,058 Exxon Mobil Corp. 124,019
18,954 Ovintiv, Inc. 726,128
884 Phillips 66 116,202
12,233 Valero Energy Corp. 1,651,822
7,111,101
Pharmaceuticals – 4.1%
42,742 Bristol-Myers Squibb Co. 2,211,471
1,940 Eli Lilly & Co. 1,718,724
41,841 Johnson & Johnson 6,780,752
22,536 Zoetis, Inc. 4,403,084
15,114,031
Professional Services – 0.7%
4,571 Equifax, Inc. 1,343,234
5,702 FTI Consulting, Inc.* 1,297,547
2,640,781
Residential REITs – 1.0%
9,106 American Homes 4 Rent, Class
A REIT 349,579
25,770 Camden Property Trust REIT 3,183,368
3,532,947
Semiconductors & Semiconductor Equipment – 9.0%
39,629 Broadcom, Inc. 6,836,002
13,390 Marvell Technology, Inc. 965,687
172,570 NVIDIA Corp. 20,956,901
22,311 Texas Instruments, Inc. 4,608,783
33,367,373
Software – 10.0%
1,876 Adobe, Inc.* 971,355
17,169 Fortinet, Inc.* 1,331,456
2,458 Intuit, Inc. 1,526,418
60,406 Microsoft Corp. 25,992,702
12,083 Nutanix, Inc., Class A* 715,918
36,803 Oracle Corp. 6,271,231
1,234 Workday, Inc., Class A* 301,602
37,110,682

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – 2.0%
9,439 Best Buy Co., Inc. $ 975,049
22,937 CarMax, Inc.* 1,774,865
1,630 Floor & Decor Holdings, Inc.,
Class A* 202,397
1,879 Lowe’s Cos., Inc. 508,927
27,292 Ross Stores, Inc. 4,107,719
7,568,957
Technology Hardware, Storage & Peripherals – 7.6%
119,772 Apple, Inc. 27,906,876
Textiles, Apparel & Luxury Goods – 1.0%
7,371 Birkenstock Holding PLC * 363,317
47,737 Skechers USA, Inc., Class A* 3,194,560
3,557,877
Trading Companies & Distributors – 0.6%
10,986 Ferguson Enterprises, Inc. 2,181,490
TOTAL INVESTMENTS – 99.2%
(Cost $254,181,435)
$ 366,346,184
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
2,928,492
NET ASSETS – 100.0%
$ 369,274,676
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
September 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation
—
The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
—
Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 357,498 $ —
Asia 1,045,587 27,587,531 —
Europe 4,903,009 54,046,134 —
North America 2,024,535 8,480,619 —
Oceania — 9,160,198 —
Securities Lending Reinvestment Vehicle 79,000 — —
Total
$ 8,052,131 $ 99,631,980 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 17,992 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (2,656) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 7,267,991 $ — $ —
North America 282,952,365 — —
Investment Company 1,928,353 — —
Total
$ 292,148,709 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 649,766 $ — $ —
North America 61,086,120 — —
Investment Company 1,497,093 — —
Total
$ 63,232,979 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 4,744,057 $ — $ —
North America 458,991,422 — —
Investment Company 2,085,426 — —
Total
$ 465,820,905 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending
—
The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the
International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 126,530 $ — $ —
Asia 1,247,750 — —
Europe 879,013 — —
North America 141,121,111 — —
South America 72,869 — —
Investment Company 1,075,664 — —
Securities Lending Reinvestment Vehicle 1,078,475 — —
Total
$ 145,601,412 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 40,682 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 9,101,986 $ — $ —
North America 396,429,455 — —
Investment Company 490,135 — —
Total
$ 406,021,576 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,016,497 $ — $ —
North America 365,329,687 — —
Total
$ 366,346,184 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth
and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman
Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The
Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’
loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the
Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)